First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments
February 29, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) – 86.9%
	Electric Utilities – 27.6%
114,700	Alliant Energy Corp.	$5,978,164
78,800	American Electric Power Co., Inc. (b)	7,033,688
78,800	Duke Energy Corp. (b)	7,225,960
92,900	Emera, Inc. (CAD)	3,914,639
81,300	Eversource Energy	7,029,198
261,300	Exelon Corp. (b)	11,264,643
189,000	Fortis, Inc. (CAD)	7,648,709
18,100	Hydro One Ltd. (CAD) (c) (d)	363,281
39,600	IDACORP, Inc.	3,826,944
24,500	NextEra Energy, Inc. (b)	6,192,620
281,500	PPL Corp.	8,447,815
105,200	Xcel Energy, Inc.	6,556,064
		75,481,725
	Gas Utilities – 2.3%
27,600	Atmos Energy Corp.	2,849,700
2,710	Chesapeake Utilities Corp.	231,705
95,800	New Jersey Resources Corp.	3,382,698
		6,464,103
	Multi-Utilities – 15.0%
117,900	ATCO Ltd., Class I (CAD)	4,398,906
171,000	Canadian Utilities Ltd., Class A (CAD)	5,060,250
114,500	CMS Energy Corp. (b)	6,918,090
24,300	Dominion Energy, Inc.	1,899,774
324,600	Public Service Enterprise Group, Inc. (b)	16,655,226
42,200	Sempra Energy (b)	5,898,716
1,300	WEC Energy Group, Inc.	120,029
		40,950,991
	Oil, Gas & Consumable Fuels – 41.7%
457,847	Enbridge, Inc. (b)	17,137,213
155,606	Equitrans Midstream Corp.	1,098,578
242,000	Inter Pipeline, Ltd. (CAD)	3,580,645
225,800	Keyera Corp. (CAD)	5,420,209
1,370,375	Kinder Morgan, Inc. (b)	26,270,089
174,953	ONEOK, Inc. (b)	11,672,864
706,465	TC Energy Corp.	36,983,443
623,800	Williams (The) Cos., Inc. (b)	11,883,390
		114,046,431
	Water Utilities – 0.3%
7,600	American Water Works Co., Inc.	939,816
	Total Common Stocks	237,883,066
	(Cost $236,621,177)
MASTER LIMITED PARTNERSHIPS (a) – 46.2%
	Chemicals – 1.3%
177,000	Westlake Chemical Partners, L.P.	3,658,590
	Independent Power & Renewable Electricity Producers – 7.7%
367,255	NextEra Energy Partners, L.P. (e)	21,179,596
	Oil, Gas & Consumable Fuels – 37.2%
204,941	Alliance Resource Partners, L.P.	1,381,302
157,144	BP Midstream Partners, L.P.	2,093,158

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
30,000	Cheniere Energy Partners, L.P.	$1,017,000
826,180	Energy Transfer, L.P. (b)	9,154,075
1,102,800	Enterprise Products Partners, L.P. (b)	25,739,352
278,576	Holly Energy Partners, L.P.	5,777,666
258,886	Magellan Midstream Partners, L.P.	14,122,231
54,833	MPLX, L.P.	1,112,562
159,300	Phillips 66 Partners, L.P.	8,661,141
958,400	Plains GP Holdings, L.P., Class A (e)	13,197,168
210,300	Shell Midstream Partners, L.P.	3,598,233
415,635	TC PipeLines, L.P.	15,773,348
		101,627,236
	Total Master Limited Partnerships	126,465,422
	(Cost $127,511,203)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.5%
	Equity Real Estate Investment Trusts – 0.5%
37,701	CorEnergy Infrastructure Trust, Inc.	1,315,765
	(Cost $985,674)
	Total Investments – 133.6%	365,664,253
	(Cost $365,118,054) (f)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.3)%
(788)	American Electric Power Co., Inc.	$(7,033,688)	$105.00	May 2020	(15,760)
(47)	CMS Energy Corp.	(283,974)	65.00	Mar 2020	(1,410)
(1,098)	CMS Energy Corp.	(6,634,116)	70.00	Apr 2020	(46,665)
(788)	Duke Energy Corp.	(7,225,960)	100.00	Apr 2020	(53,584)
(4,578)	Enbridge, Inc.	(17,135,454)	42.50	Jul 2020	(109,872)
(2,500)	Energy Transfer, L.P.	(2,770,000)	14.00	Apr 2020	(30,000)
(2,330)	Enterprise Products Partners, L.P.	(5,438,220)	30.00	Mar 2020	(9,320)
(2,613)	Exelon Corp.	(11,264,643)	49.00	May 2020	(111,053)
(4,000)	Kinder Morgan, Inc.	(7,668,000)	22.00	Mar 2020	(20,000)
(245)	NextEra Energy, Inc.	(6,192,620)	250.00	Mar 2020	(246,470)
(1,240)	ONEOK, Inc.	(8,273,280)	77.50	Mar 2020	(24,800)
(3,246)	Public Service Enterprise Group, Inc. (g)	(16,655,226)	65.00	Mar 2020	(3,246)
(422)	Sempra Energy (g)	(5,898,716)	165.00	Mar 2020	(2,110)
(1,570)	Williams (The) Cos., Inc.	(2,990,850)	23.00	Mar 2020	(3,140)
(1,500)	Williams (The) Cos., Inc.	(2,857,500)	21.00	May 2020	(84,750)
	Total Call Options Written				(762,180)
	(Premiums received $1,342,513)

Outstanding Loans – (39.3)%	(107,500,000)
Net Other Assets and Liabilities – 6.0%	16,224,382
Net Assets – 100.0%	$273,626,455

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)

Interest Rate Swap Agreements:
Counterparty	Floating Rate (1)	Expiration Date	Notional Amount	Fixed Rate (1)	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia	1 month LIBOR	10/08/20	$36,475,000	2.121%	$(234,837)
Bank of Nova Scotia	1 month LIBOR	09/03/24	36,475,000	2.367%	(2,508,331)
			$72,950,000		$(2,743,168)

(1)	The Fund pays the fixed rate and receives the floating rate, however, no cash payments are made by either party prior to the expiration dates shown above. The floating rate on February 29, 2020 was 1.671% and 1.655%, respectively.

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $32,027,757 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $33,644,393. The net unrealized depreciation was $1,616,636. The amounts presented are inclusive of derivative contracts.
(g)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At February 29, 2020, investments noted as such are valued at $(5,356) or (0.0)% of net assets.

CAD	Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 29, 2020 is as follows:
ASSETS TABLE
	Total Value at 2/29/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 237,883,066	$ 237,883,066	$ —	$ —
Master Limited Partnerships*	126,465,422	126,465,422	—	—
Real Estate Investment Trusts*	1,315,765	1,315,765	—	—
Total Investments	$ 365,664,253	$ 365,664,253	$—	$—
LIABILITIES TABLE
	Total Value at 2/29/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (762,180)	$ (514,356)	$ (247,824)	$ —
Interest Rate Swap Agreements	(2,743,168)	—	(2,743,168)	—
Total	$ (3,505,348)	$ (514,356)	$ (2,990,992)	$—

*	See Portfolio of Investments for industry breakout.